Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 220	$ 397
Other comprehensive income consists of the following:
Translation gain/(loss)	(161)	102
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(12)	1
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income during the period, net of tax	12	1
Other comprehensive income	(161)	104
Comprehensive Income	59	501
Total comprehensive income attributable to:
AngloGold Ashanti	51	486
Noncontrolling interests	8	15
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	2	0
Reclassification of other-than-temporary impairment on available for sale financial assets to Net Income during the period, tax effect	$ 0	$ 0